SHORT-TERM AND LONG-TERM DEBT - Long-term debt narrative (Details) € in Millions, $ in Millions, R in Billions				6 Months Ended
	Jan. 14, 2022 USD ($)	Jan. 14, 2022 EUR (€)	Dec. 19, 2018 USD ($) extension_option	Jun. 30, 2022 USD ($) ratingAgency	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€) ratingAgency	Jun. 30, 2022 CAD ($) ratingAgency	Jun. 30, 2022 ZAR (R) ratingAgency	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Nov. 29, 2021 USD ($)	Nov. 29, 2021 CAD ($)	Jun. 02, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Jul. 02, 2020 USD ($)	Jul. 02, 2020 CAD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	Apr. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of credit rating agencies | ratingAgency				2		2	2	2
Repayments of borrowings, classified as financing activities				$ 727,000,000	$ 3,085,000,000
Foreign exchange gains arising on translation				363,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €						€ 4,512.0
Hedged item, assets | €						9,934.0
5.5 billion revolving credit facility, due 2023-2025
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 5,500,000,000																					$ 5,500,000,000
Borrowings, number of extension options | extension_option			2
Borrowings, extension option term			1 year
Undrawn borrowing facilities				5,500,000,000
Notional amount				5,500,000,000
Borrowings outstanding				0							$ 0
5.4 billion revolving credit facility, due 2024
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity															$ 5,400,000,000
0.1 billion revolving credit facility, due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity															$ 100,000,000
2010 Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																									$ 350,000,000	$ 450,000,000	$ 500,000,000
Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																		$ 350,000,000
€600 million unsecured notes, due 2020
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 551,000,000	€ 486.0
Notional amount | €		€ 750.0
EIB Loan, 2021 to 2023
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				291,000,000		280.0
Borrowings, maximum capacity | €														€ 280.0
€350 million EIB Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																							€ 350.0
Borrowings outstanding				167,000,000		160.0					$ 215,000,000
€346.5m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €										€ 346.5
€24.5m variable rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €										24.5
€263m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €										263.0
€66m variable rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €										€ 66.0
€25m fixed rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €									€ 25.0
Other loans
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				753,000,000		725.0
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																				€ 235.0
Borrowings outstanding				$ 157,000,000		€ 152.0
Borrowings, installment period				8 years 6 months
CAD 174 million financing agreement
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 128,000,000	$ 174
CAD 130m financing agreement
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				$ 73,000,000			$ 95
Notional amount												$ 105,000,000	$ 130
EBRD Facility | ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity																					$ 175,000,000
Borrowings outstanding					$ 59,000,000														$ 175,000,000
Borrowings, maximum capacity, additional																					$ 175,000,000
4.5 billion ZAR revolving borrowing base finance facility, due 2022 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																						R 4.5
Borrowings outstanding				$ 74,000,000				R 1.2